Leases	12 Months Ended
Jan. 31, 2021
Leases [Abstract]
Leases	LEASES
We have entered into operating leases primarily for corporate offices, research and development facilities, and automobiles. Our finance leases primarily relate to infrastructure equipment. Our leases have remaining lease terms of 1 year to 7 years. As of January 31, 2020, assets recorded under finance leases were $3.5 million and there was no accumulated depreciation associated with these finance leases as they were not placed in service. During the year ended January 31, 2021, we purchased the infrastructure equipment historically recorded as finance leases and capitalized the purchased assets to property and equipment, net. We do not have any finance leases as of January 31, 2021.

The components of lease expenses for the years ended January 31, 2021 and 2020 were as follows:

	Year Ended January 31,
(in thousands)	2021	2020
Operating lease expenses	$11,133	$10,016
Finance lease expenses:
Amortization of right-of-use assets (1)	84	—
Interest on lease liabilities	102	22
Total finance lease expenses	186	22
Variable lease expenses	3,349	2,996
Short-term lease expenses	34	205
Sublease income	—	—
Total lease expenses	$14,702	$13,239

(1) The assets subject to finance leases had not been placed in service as of January 31, 2020, and therefore there is no amortization of ROU assets for the year end January 31, 2020.

During the year ended January 31, 2021, we exited certain leased offices primarily due to our workforce operating under remote work environments in certain locations due to COVID-19, resulting in accelerated operating lease expenses of $0.7 million. During the year ended January 31, 2019, we recorded rent expense under all operating leases of $8.1 million under the previous lease accounting standard.

Other information related to leases was as follows:

	Year Ended January 31,
(dollars in thousands)	2021	2020
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$8,822	$7,861
Operating cash flows from finance leases	$102	$22
Financing cash flows from finance leases	$492	$244
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$5,869	$4,629
Finance leases	$—	$3,117
Weighted average remaining lease terms
Operating leases	6 years	4 years
Finance leases	—	5 years
Weighted average discount rates
Operating leases	4.8%	5.2%
Finance leases	—%	4.6%

Maturities of lease liabilities as of January 31, 2021 were as follows:

January 31, 2021
(in thousands)	Operating Leases
Year Ending January 31,
2022	$8,499
2023	8,244
2024	7,672
2025	6,573
2026	4,139
Thereafter	162
Total future minimum lease payments	35,289
Less imputed interest	(4,069)
Total	$31,220

Reported as of January 31, 2021:
Accrued expenses and other current liabilities	$7,085
Operating lease liabilities	24,135
Other liabilities	—
Total	$31,220

Leases	LEASES
We have entered into operating leases primarily for corporate offices, research and development facilities, and automobiles. Our finance leases primarily relate to infrastructure equipment. Our leases have remaining lease terms of 1 year to 7 years. As of January 31, 2020, assets recorded under finance leases were $3.5 million and there was no accumulated depreciation associated with these finance leases as they were not placed in service. During the year ended January 31, 2021, we purchased the infrastructure equipment historically recorded as finance leases and capitalized the purchased assets to property and equipment, net. We do not have any finance leases as of January 31, 2021.

The components of lease expenses for the years ended January 31, 2021 and 2020 were as follows:

	Year Ended January 31,
(in thousands)	2021	2020
Operating lease expenses	$11,133	$10,016
Finance lease expenses:
Amortization of right-of-use assets (1)	84	—
Interest on lease liabilities	102	22
Total finance lease expenses	186	22
Variable lease expenses	3,349	2,996
Short-term lease expenses	34	205
Sublease income	—	—
Total lease expenses	$14,702	$13,239

(1) The assets subject to finance leases had not been placed in service as of January 31, 2020, and therefore there is no amortization of ROU assets for the year end January 31, 2020.

During the year ended January 31, 2021, we exited certain leased offices primarily due to our workforce operating under remote work environments in certain locations due to COVID-19, resulting in accelerated operating lease expenses of $0.7 million. During the year ended January 31, 2019, we recorded rent expense under all operating leases of $8.1 million under the previous lease accounting standard.

Other information related to leases was as follows:

	Year Ended January 31,
(dollars in thousands)	2021	2020
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$8,822	$7,861
Operating cash flows from finance leases	$102	$22
Financing cash flows from finance leases	$492	$244
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$5,869	$4,629
Finance leases	$—	$3,117
Weighted average remaining lease terms
Operating leases	6 years	4 years
Finance leases	—	5 years
Weighted average discount rates
Operating leases	4.8%	5.2%
Finance leases	—%	4.6%

Maturities of lease liabilities as of January 31, 2021 were as follows:

January 31, 2021
(in thousands)	Operating Leases
Year Ending January 31,
2022	$8,499
2023	8,244
2024	7,672
2025	6,573
2026	4,139
Thereafter	162
Total future minimum lease payments	35,289
Less imputed interest	(4,069)
Total	$31,220

Reported as of January 31, 2021:
Accrued expenses and other current liabilities	$7,085
Operating lease liabilities	24,135
Other liabilities	—
Total	$31,220